Document and Entity Information	Nov. 09, 2026
Cover [Abstract]
Entity Registrant Name	Autoliv, Inc.
Amendment Flag	false
Entity Central Index Key	0001034670
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Current Fiscal Year End Date	--12-31
Entity Incorporation State Country Code	DE
Entity File Number	001-12933
Entity Tax Identification Number	51-0378542
Entity Address, Address Line One	Klarabergsviadukten 70, Section D
Entity Address, Address Line Two	5th Floor
Entity Address, Address Line Three	Box 70381
Entity Address City Or Town	Stockholm
Entity Address, Country	SE
Entity Address Postal Zip Code	SE-107 24
City Area Code	+46 8
Local Phone Number	587 20 600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Information, Former Legal or Registered Name	Not Applicable
Security12b Title	Common stock, $1.00 par value
Trading Symbol	ALV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false